Reserves (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Reserves Abstract
Schedule of reserves
		Consolidated Group
	Notes	2025 A$	2024 A$ (As Restated)	2023 A$
Foreign currency translation reserve	(a)
Opening balance at 1 July		123,793	120,770	143,780
Exchange differences arising from foreign operations		(10,604)	3,023	(23,010)
Closing balance at 30 June		113,189	123,793	120,770

Share based payments and other reserve
Opening balance at 1 July		1,754,450	2,284,163	5,021,974
Equity-settled employee benefits	(b)	51,666	1,391,168	1,774,645
Equity-settled supplier payments	(b)	228,240	-	146,236
Warrants	(c)	363,282	363,282	363,282
Closing balance at 30 June		643,188	1,754,450	2,284,163

Convertible note reserve
Opening balance at 1 July		-	-	140,721
Convertible notes issued		-	-	-
Transfer to retained earnings on historical conversion of notes		-	-	(140,721)
Closing balance at 30 June		-	-	-

Total reserves		756,377	1,878,243	2,404,933

Schedule of warrants

As at 30 June 2025, the Group maintained two series of warrants:

	Listed Warrants	Unlisted Warrants
Grant date	29 March 2022	29 March 2022
Exercise price	US$82.50	US$103.12
Exercisable from	29 March 2022	29 March 2022
Exercisable to	29 March 2027	29 March 2027

Schedule of movements of warrants

Movements in number of warrants during the period:

	Listed Warrants	Unlisted Warrants
Balance at 1 July 2022	1,454,546	87,272
Granted	-	-
Forfeited	-	-
Exercised	-	-
Reduction due to reverse share split	(1,381,812)	(82,907)
Balance at 30 June 2023	72,734	4,365

Balance at 1 July 2023	72,734	4,365
Granted	-	-
Forfeited	-	-
Exercised	-	-
Balance at 30 June 2024	72,734	4,365

Balance at 1 July 2024	72,734	4,365
Granted	-	-
Forfeited	-	-
Exercised	-	-
Balance at 30 June 2025	72,734	4,365